Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalent Balance

The Company’s cash and cash equivalents balance at December 31, 2021 and 2020 is denominated in the following currencies:

	December 31,
	2021	2020

US Dollars	10,184	1,217
New Israeli Shekels	433	455
Other	53	17
	10,670	1,689